Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,232,723	$ 2,057,928
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2021%	0.2047%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 2,455,468	$ 2,284,579
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2222	0.2273
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,324,903	$ 2,170,682
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2104	0.2159
Tier 1 Capital (to Average Assets), Actual Amount	$ 2,324,903	$ 2,170,682
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1459	0.1394
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 773,398	$ 703,710
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,160,096	$ 1,055,565
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 939,126	$ 854,505
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 637,578	$ 622,671
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
International Bank of Commerce Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,310,616	$ 1,287,687
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1807%	0.1974%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,401,298	$ 1,367,487
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1932	0.2097
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,310,616	$ 1,287,687
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1807	0.1974
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,310,616	$ 1,287,687
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1309	0.1114
International Bank of Commerce Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 507,625	$ 456,544
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 471,366	$ 423,934
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 761,438	$ 684,816
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 725,179	$ 652,206
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 616,402	$ 554,375
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 580,143	$ 521,764
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 400,489	$ 462,225
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 500,611	$ 577,781
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
International Bank of Commerce Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 363,093	$ 221,567
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2086%	0.1859%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 383,804	$ 232,454
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2205	0.1950
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 363,093	$ 221,567
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2086	0.1859
Tier 1 Capital (to Average Assets), Actual Amount	$ 363,093	$ 221,567
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.0895	0.1149
International Bank of Commerce Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 121,855	$ 83,452
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 113,151	$ 77,491
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 182,782	$ 125,178
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 174,078	$ 119,217
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 147,966	$ 101,334
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 139,262	$ 95,374
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 162,246	$ 77,164
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 202,808	$ 96,455
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 232,689	$ 315,957
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2117%	0.198%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 243,739	$ 334,495
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2218	0.2096
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 232,689	$ 315,957
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2117	0.1980
Tier 1 Capital (to Average Assets), Actual Amount	$ 232,689	$ 315,957
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1348	0.2017
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 76,941	$ 111,690
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 71,445	$ 103,712
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 115,412	$ 167,535
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 109,916	$ 159,557
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 93,429	$ 135,623
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 87,933	$ 127,645
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 69,028	$ 62,663
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 86,286	$ 78,329
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 98,087	$ 75,303
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.4226%	0.4225%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 100,798
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.4343	0.4340
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 98,087	$ 77,354
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.4226	0.4225
Tier 1 Capital (to Average Assets), Actual Amount	$ 98,087	$ 75,303
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1439	0.1615
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 16,248	$ 12,475
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,088	$ 11,584
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 24,372	$ 18,713
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,212	$ 17,822
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 19,730	$ 15,149
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 18,569	$ 14,258
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 27,270	$ 18,651
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 34,088	$ 23,314
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500
International Bank of Commerce Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 71,418	$ 102,375
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.377%	0.4606%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 73,420	$ 104,996
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3876	0.4724
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 71,418	$ 102,375
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3770	0.4606
Tier 1 Capital (to Average Assets), Actual Amount	$ 71,418	$ 102,375
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1500	0.1610
International Bank of Commerce Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 13,261	$ 15,559
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,314	$ 14,448
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 19,892	$ 23,339
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 18,945	$ 22,227
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.10500	0.10500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.1000	0.1000
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 16,103	$ 18,893
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,156	$ 17,782
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.08500	0.08500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0800	0.0800
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 19,048	$ 25,441
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,811	$ 31,801
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.0400	0.0400
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.0500	0.0500